Taxes (Details)	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020	Sep. 30, 2022 CNY (¥)
Taxes (Details) [Line Items]
Statutory income tax rate percentage	25.00%
Preferential rate percentage			10.00%
Net operating losses carried forward (in Dollars)	$ 3,011,775
Accrued tax liabilities (in Dollars)	$ 2,573,830	$ 2,475,474
Underpayment of taxes (in Yuan Renminbi) | ¥				¥ 100
statute of limitation	10 years
Hong Kong [Member]
Taxes (Details) [Line Items]
Statutory income tax rate percentage	16.50%
Foreign Investment Enterprises [Member]
Taxes (Details) [Line Items]
Statutory income tax rate percentage	25.00%
Small-scaled minimal profit enterprise [Member]
Taxes (Details) [Line Items]
Statutory income tax rate percentage	25.00%	25.00%